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[MORGAN, LEWIS & BOCKIUS LLP LETTERHEAD]




August 14, 1998


VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549


Re:  Rydex Series Trust (File Nos. 33-59692, 811-7584)
     Filing Pursuant to Rule 497(j)
     ------------------------------


Ladies and Gentlemen:

On behalf of our client, Rydex Series Trust (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the Prospectus and Statement of Additional Information dated August 5, 1998 do not differ from those contained in the Trust's Post-Effective Amendment No. 33 which was filed via EDGAR on August 12, 1998.

Please contact me at (202) 467-7087 if you have any questions or comments concerning this filing.



Sincerely,

/s/John H. Grady, Jr.

John H. Grady, Jr.